Segment Reporting (Details) - Schedule of Operating Segments Gross Margins - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Wholesale [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	$ 21,561,671	$ 79,092,342	$ 51,818,166
Segment revenue	21,561,671	79,092,342	51,818,166
Segment gross margins	1,981,107	704,391	541,889
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year
Retail [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	2,719,463	782,302
Segment revenue	2,719,463	782,302
Segment gross margins	2,714,434	760,028
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year
Subcontracting [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	7,559,455	83	2,222,782
Segment revenue	7,559,455	83	2,222,782
Segment gross margins	760,828	64	305,822
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year
Travel service [Member]
Schedule of Operating Segments Gross Margins [Line Items]
Sales to external customers	31,840,588	79,874,727	54,040,948
Segment revenue	31,840,588	79,874,727	54,040,948
Segment gross margins	5,456,369	1,464,483	847,711
Reconciling items	(2,412,591)	(56,847,143)	(8,194,585)
Profit/(loss) before tax	3,043,779	(55,382,660)	(7,346,874)
Income tax income/(expense)		(621)	(5,495)
Profit/(loss) for the continuing business	3,043,779	(55,383,281)	(7,352,369)
Discontinued operation		(18,109,150)	(29,863,116)
Profit/(loss) for the year	$ 3,043,779	$ (73,492,431)	$ (37,215,483)